RESTATEMENTS	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENTS

4. RESTATEMENTS

The following table shows the quantitative impact of the restatements made by the Company as of and for the year-year ended December 31, 2020, as well as for periods prior to January 1, 2020, which are adjusted through historical equity balances:

	As of and for the year ended December 31, 2020
	As Previously Reported	Correction of Private Warrant Classification Error	Correction of Errors from Overstatement/ (Understatement) of Assets and Liabilities During the Year Ended December 31, 2020	Correction of Classification Errors in Selling, General and Administrative Expenses (excluding Amortization)	Correction of Errors from Overstatement/ (Understatement) of Assets and Liabilities Prior to January 1, 2020	As Restated
Consolidated Balance Sheet
Total current assets	$515,217	$-	$161	$-	$(4,220)	$511,158
Total assets	1,687,054	-	(3,710)	-	3,197	1,686,541
Total current liabilities	359,366	-	22,923	-	53,583	435,872
Total liabilities	742,636	-	30,379	-	53,583	826,598
Total equity	944,418	-	(34,089)	-	(50,386)	859,943

Consolidated Statement of Operations
Revenues	834,146	-	6	-	-	834,152
Cost of services	(678,720)	-	(32,260)	(45,265)	-	(756,245)
Selling, general and administrative expenses (excluding Amortization)	(72,077)	-	-	45,265	-	(26,812)
Gain/(loss) on Private Warrant Liability	-	557	-	-	-	557
(Loss) / Income before income tax	60,792	557	(32,254)	-	-	29,095
Income tax (expense) / benefit	(10,705)	-	(1,835)	-	-	(12,540)
Net (loss) / income	50,087	557	(34,089)	-	-	16,555
Basic earnings per share	0.56	0.01	(0.38)	-	-	0.19
Diluted earnings per share	0.56	-	(0.38)	-	-	0.18

Consolidated Statement of Comprehensive Income
Total Comprehensive Income, net of tax	50,122	557	(34,089)	-	-	16,590

Consolidated Statement of Shareholders’ Equity
Common Stock and Additional Paid in Capital	826,614	4,532	-	-	-	831,146
Retained Earnings	117,748	(4,532)	(34,089)	-	(50,386)	28,741
Total Shareholders’ Equity	944,418	-	(34,089)	-	(50,386)	859,943

Consolidated Statements of Cash Flow
Net cash provided by operating activities	133,471	-	982	-	-	134,453

Correction of Private Warrant Classification Error

On April 12, 2021, the Staff of the SEC released Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”) (the “Statement”). In response to the Statement, the Company determined that it had incorrectly accounted for its Private Warrants as equity, instead of liabilities. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company’s Private Warrants should have been both initially and subsequently measured at fair value with changes in fair value recognized in earnings from inception until their conversion to Public Warrants. Private Warrants were converted into Public Warrants periodically between December of 2018 and May of 2020. The Private Warrants were determined to be within the scope of liability accounting due to provisions that could result in different settlement amounts depending upon the characteristics of the holder of the Private Warrant.

Correction of Errors from Overstatement/ (Understatement) of Assets and Liabilities

On March 10, 2022, subsequent to the companywide adoption of a new Enterprise Resource Planning system and the ensuing reconciliation process, management of the Company determined that its previously issued financial statements included material errors primarily related to the completeness of accounts payable and accrued liabilities in Saudi Arabia and the United Arab Emirates. To quantify the restatement, management performed a complete reconciliation of vendor statements and subsequent invoices at these locations to the previously recorded balances.

Contemporaneously, and to ensure the integrity of all other account balances and locations, management also conducted a full review of the Company’s account reconciliations in addition to physical inventory and fixed asset observations at all locations (inclusive of Saudi Arabia and the United Arab Emirates). The Company recorded additional restatements based on these procedures.

Correction of Errors in Classification of Selling, General and Administrative Expenses

Historically, certain costs of the Company’s field locations were incorrectly classified and reported as Selling, general and administrative expenses (excluding Amortization) (“SG&A”). The Company has restated these costs of its field locations as Cost of Services while amounts reflected in SG&A primarily relate to the Company’s global and regional headquarters locations.